Property and Equipment, Net - Summary of Property and Equipment (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment at cost		$ 4,234,994	$ 4,540,852
Accumulated depreciation		(2,182,773)	(2,103,175)
Property and equipment, net	1,785,789	2,052,221	2,437,677
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost		50,791	57,779
Accumulated depreciation		(41,606)	(37,904)
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost		3,840,368	4,093,704
Accumulated depreciation		(1,886,807)	(1,845,098)
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost		343,835	389,368
Accumulated depreciation		$ (254,360)	$ (220,172)